Depreciation, Amortization and Impairment - Summary of Depreciation, Amortization and Impairment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation and amortisation expense [abstract]
Amortization of intangible assets	€ 1,482	€ 1,545	€ 1,267
Depreciation of property, plant, and equipment	3,824	3,254	1,994
Depreciation of right-of-use assets	1,836	1,659	1,257
Total	7,142	6,458	4,518
Impairment of intangible assets	3,308	1,531	0
Impairment of property, plant and equipment	1,172	0	0
Total	4,480	1,531	0
Total depreciation, amortization and impairment	€ 11,622	€ 7,989	€ 4,518